STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																													3 Months Ended			12 Months Ended
	Feb. 10, 2021	Feb. 08, 2021	Jan. 26, 2021	Jan. 20, 2021	Jan. 11, 2021	Jan. 08, 2021	Jan. 06, 2021	Dec. 29, 2020	Dec. 23, 2020	Dec. 23, 2020	Dec. 22, 2020	Dec. 22, 2020	Dec. 21, 2020	Dec. 21, 2020	Dec. 09, 2020	Dec. 01, 2020	Sep. 30, 2020	Sep. 15, 2020	Sep. 09, 2020	Sep. 01, 2020	Jun. 30, 2020	Jun. 30, 2020	Apr. 28, 2020	Apr. 25, 2020	Oct. 15, 2019	Oct. 07, 2019	Sep. 30, 2019	Jul. 31, 2019	Jun. 30, 2021	Jun. 30, 2020		Mar. 31, 2021		Mar. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																													500,000,000			500,000,000		500,000,000
Common stock, par value																													$ 0.001			$ 0.001		$ 0.001
Preferred stock, shares authorized																													25,000,000			25,000,000		25,000,000
Preferred stock, par value																													$ 0.001			$ 0.001		$ 0.001
Reverse stock splits																					the Company effected a reverse stock split (the “Reverse Split”) of its issued and outstanding common stock (the “Equity Instrument”). As a result of the Reverse Split, each (100) units of Equity Instrument issued and outstanding prior to the Reverse Split were converted into one (1) unit of Equity Instrument.	1:100 reverse stock splits			1:100 reverse stock splits				On October 15, 2019 and on June 30, 2020, the Company effectuated a 1-for-100 reverse stock splits (the “Reverse Splits”) of its issued and outstanding common stock.
Number of shares of common stock	10,000			10,000				10,000			10,000
Number of shares of common stock, value																														$ 30,000		$ 680,000		$ 125,000
Cash consideration	$ 10,000		$ 10,000	$ 10,000
Common stock shares issued																													9,890,075			9,890,075		19,100
Common stock shares outstanding																													9,890,075			9,890,075		19,100
Preferred stock, shares issued																													292,000			292,000		300,000
Preferred stock, shares outstanding																													292,000			292,000		300,000
Reverse stock splits																													As a result of the Reverse Splits, each 100 shares of common stock issued and outstanding prior to the Reverse Splits were converted into one (1) common stock.
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																																1,000,000
Preferred stock, shares issued																																292,000
Preferred stock, shares outstanding																																292,000
Conversion of stock, description																																Each share of Series A Convertible Preferred Stock shall be convertible, at the option of the Holder, into 1,000 (one thousand) fully paid and non-assessable shares of the Corporation’s Common Stock.
Voting rights, description																																The Holders of shares of Series A Convertible Preferred Stock shall be entitled to vote on any and all matters considered and voted upon by the Corporation’s Common Stock. The Holders of the Series A Convertible Preferred Stock shall be entitled to 1,000 (one thousand) votes per share of Common Stock.
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																													1,000,000
Conversion of stock, shares issued																	8,000,000
Preferred stock, shares issued																													292,000			292,000
Preferred stock, shares outstanding																													292,000			292,000
Conversion of stock, description																													Each share of Series A Preferred Stock is convertible, at the option of the holder, into 1,000 shares of Common Stock.
Number of shares cancelled																	8,000
Liquidation preference per share																													$ 0.001
Voting rights, description																													The Holders of shares of Series A Convertible Preferred Stock shall be entitled to vote on any and all matters considered and voted upon by the Corporation’s Common Stock. The Holders of the Series A Convertible Preferred Stock shall be entitled to 1,000 (one thousand) votes per share of Common Stock.
Investor One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash consideration														$ 5,000
Investor Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash consideration					$ 10,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock																														600	[1]	870,600	[2]	2,500	[2]
Number of shares of common stock, value																														$ 1	[1]	$ 871	[2]	$ 2	[2]
Common stock shares issued																													9,890,075			9,890,075
Common stock shares outstanding																													9,890,075			9,890,075
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock
Number of shares of common stock, value
Preferred stock, shares issued																													292,000			292,000
Preferred stock, shares outstanding																													292,000			292,000
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock																							60,000
Investor [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of sale of shares		10,000				10,000			10,000				10,000		30,000
Sale of stock price		$ 1.00				$ 1.00			$ 1.00	$ 1.00			$ 0.50	$ 0.50	$ 0.50
Cash consideration		$ 10,000				$ 10,000			$ 10,000				$ 5,000		$ 15,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted shares																	8,000
Conversion of stock, shares issued																	8,000,000
Investor One [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of sale of shares										100,000
Sale of stock price									$ 1.00	$ 1.00
Cash consideration							$ 5,000			$ 100,000
Investor Two [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of sale of shares									300,000
Sale of stock price									$ 1.00	$ 1.00
Cash consideration									$ 300,000
Former Officer [Member] | Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock																												300,000
Number of shares of common stock, value																												$ 7,567
Number of sale of shares																										300,000
Debt Instrument, Decrease, Forgiveness																											$ 1,737
Stock Subscription Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock																		300,000	100,000	400,000				60,000
Stock price per share																				$ 0.50				$ 0.50
Number of shares of common stock, value																				$ 200,000				$ 30,000
Employment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock												1,000,000
Number of shares of common stock, value												$ 1,000
Employment Agreement [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt term																3 years
Annual compensation																$ 150,000

[1]	Common stock adjusted to reflect 1:100 reverse stock splits effected on October 15, 2019 and June 30, 2020.
[2]	Common stock adjusted to reflect 1:100 reverse stock splits effected on October 15, 2019 and June 30, 2020.